united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

17605 Wright Street, Omaha, Nebraska 68130

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 3/31/15

Item 1. Reports to Stockholders.

Grant Park Managed Futures Strategy Fund
Class A shares: GPFAX	Class C shares: GPFCX	Class I shares: GPFIX
Class N shares: GPFNX

Grant Park Multi Alternative Strategies Fund
Class A shares: GPAAX	Class C shares: GPACX	Class I shares: GPAIX
Class N shares: GPANX

Semi-Annual Report

March 31, 2015

Distributed by Northern Lights Distributors, LLC

Member FINRA

This report is authorized for distribution only to shareholders and to others who have received a copy of the Prospectus.

Grant Park Managed Futures Strategy Fund

PORTFOLIO REVIEW (Unaudited)

March 31, 2015

The Fund’s performance figures* for the periods ended March 31, 2015, as compared to its benchmarks:

				Inception** -
	Six Months	One Year	Three Year	March 31, 2015
Grant Park Managed Futures Strategy Fund - Class A	13.67%	19.41%	1.71%	0.42%
Grant Park Managed Futures Strategy Fund - Class A with load	7.09%	12.54%	(0.28)%	(1.02)%
Grant Park Managed Futures Strategy Fund - Class C	13.21%	18.52%	0.97%	(0.31)%
Grant Park Managed Futures Strategy Fund - Class I	13.83%	19.66%	1.99%	0.68%
Grant Park Managed Futures Strategy Fund - Class N	13.68%	19.42%	1.71%	0.43%
S&P 500 Total Return Index	5.93%	12.73%	16.11%	14.03%
Barclays Capital U.S. Government/Corporate Long Bond Index	9.55%	16.04%	7.87%	10.77%

* The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses are 2.23% for Class A shares, 2.99% for Class C shares, 1.99% for Class I shares, and 2.23% for Class N shares per the Prospectus dated January 28, 2015. Class A Shares are subject to a maximum sales charge of 5.75% on purchases and a maximum deferred sales charge of 1.00%. The Fund’s adviser has agreed to waive and/or reimburse certain expenses of the Fund. Absent this agreement, the performance shown would have been lower. For performance information current to the most recent month-end, please call toll-free 1-855-501-4758.

** Inception date is March 4, 2011.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors can not invest directly in an index.

The Barclays Capital U.S. Government/Corporate Long Bond Index measures the performance of all medium and larger public issues of U.S. Treasury, agency, investment-grade corporate bonds with maturities longer than 10 years. Investors can not invest directly in an index.

Portfolio Composition as of March 31, 2015
Holdings by type of investment	% of Net Assets at Value
Bonds & Notes	54.0%
Short Term Investments	47.1%
Other Assets Less Liabilities - Net	(1.1)%
100.0%

Please refer to the Consolidated Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Grant Park Multi Alternative Strategies Fund

PORTFOLIO REVIEW (Unaudited)

March 31, 2015

The Fund’s performance figures* for the periods ended March 31, 2015, as compared to its benchmark:

			Inception** -
	Six Months	One Year	March 31, 2015
Grant Park Multi Alternative Strategies Fund - Class A	10.41%	17.28%	13.28%
Grant Park Multi Alternative Strategies Fund - Class A with load	4.02%	10.51%	8.02%
Grant Park Multi Alternative Strategies Fund - Class C	10.00%	16.53%	12.51%
Grant Park Multi Alternative Strategies Fund - Class I	10.55%	17.65%	13.65%
Grant Park Multi Alternative Strategies Fund - Class N	10.46%	17.33%	13.40%
S&P 500 Total Return Index	5.93%	12.73%	11.68%

* The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses are 4.37% for Class A shares, 4.77% for Class C shares, 4.85% for Class I shares, and 4.34% for Class N shares per the Prospectus dated January 28, 2015. Class A Shares are subject to a maximum sales charge of 5.75% on purchases and a maximum deferred sales charge of 1.00%. The Fund’s adviser has agreed to waive and/or reimburse certain expenses of the Fund. Absent this agreement, the performance shown would have been lower. For performance information current to the most recent month-end, please call toll-free 1-855-501-4758.

** Inception date is December 31, 2013.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors can not invest directly in an index.

Portfolio Composition as of March 31, 2015
Holdings by type of investment	% of Net Assets at Value
Exchange Traded Funds	40.0%
Bonds & Notes	44.0%
Short-Term Investments	8.4%
Other Assets Less Liabilities - Net	7.6%
100.0%

Please refer to the Consolidated Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Grant Park Managed Futures Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

March 31, 2015

Par Value		Coupon Rate (%)	Maturity	Value
	BONDS & NOTES - 54.0%
	DIVERSIFIED FINANCIAL SERVICES - 4.6%
$2,000,000	General Electric Capital Corp.	4.3750	9/21/2015	$2,037,332
1,000,000	General Electric Capital Corp.	6.9000	9/15/2015	1,028,349
				3,065,681
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 49.4%
3,000,000	Federal Farm Credit Banks	0.5500	8/17/2015	3,004,218
3,750,000	Federal Home Loan Banks	0.1200	4/17/2015	3,749,978
11,000,000	Federal Home Loan Banks	0.1250	5/27/2015	10,999,769
8,000,000	Federal Home Loan Banks	0.1800	9/22/2015	8,000,600
1,000,000	Federal Home Loan Mortgage Corporation	0.5000	4/17/2015	1,000,188
3,750,000	Federal National Mortgage Association	0.5000	5/27/2015	3,752,283
2,000,000	Federal National Mortgage Association	5.0000	4/15/2015	2,003,806
				32,510,842

	TOTAL BONDS & NOTES (Cost - $35,581,924)			35,576,523

	SHORT-TERM INVESTMENTS - 47.1%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 23.7% (1) *
8,111,000	U.S. Treasury Bill, due 4/30/15			8,110,968
7,500,000	U.S. Treasury Bill, due 5/14/15			7,499,757
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost - $15,610,725)			15,610,725

Shares	MONEY MARKET FUND - 23.4%
15,389,784	Invesco STIT Treasury Portfolio, to yield 0.02% ** (Cost - $15,389,784)			15,389,784

	TOTAL SHORT-TERM INVESTMENTS (Cost - $31,000,509)			31,000,509

	TOTAL INVESTMENTS - 101.1% (Cost - $66,582,433) (a)			$66,577,032
	OTHER ASSETS LESS LIABILITIES - NET - (1.1) %			(729,626)
	NET ASSETS - 100.0%			$65,847,406

(1)	This investment is a holding of GPMFS Fund Limited.
*	Securtity is held on margin for swaps and is restricted to maintain 20% of notional balance.
**	Money Market Fund; Interest rate reflects seven-day effective yield on March 31, 2015. A portion represents positions held in GPMFS Fund Limited.
(a)
Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $66,582,433 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$7
Unrealized depreciation:	(5,408)
Net unrealized depreciation:	$(5,401)

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Managed Futures Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

March 31, 2015

Unrealized
LONG SWAP (1)	Gain / (Loss)

Total return swap with Deutsche Bank AG, London Branch. The swap provides exposure to the total returns on a basket of commodity trading advisor (CTA) programs that is calculated on a daily basis with reference to a customized index that is also proprietary to Deutsche Bank. The basket is comprised of a diversified collection of CTA programs including systematic trend following, relative value and short term trading programs. Under the terms of the swap, the advisor has the ability to periodically adjust the notional level of the swap, the notional allocation to each CTA program, and the mix of CTA programs. The swap was effective on August 17, 2012 and has a term of five years therefrom unless earlier terminated. In addition, the swap provides for a 0.50% per annum notional fee to Deutsche Bank. (Notional Value $94,542,734)
$10,782,279
Total Net Unrealized Appreciation on Swap Contract	$10,782,279

(1)	This investment is a holding of GPMFS Fund Limited.

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Multi Alternative Strategies Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

March 31, 2015

Shares		Value
	EXCHANGE TRADED FUNDS - 40.0%
	EQUITY FUNDS - 40.0%
13,931	iShares Core S&P 500 ETF	$2,895,280
47,967	iShares MSCI ACWI ETF	2,878,979
64,098	iShares MSCI ACWI ex US ETF	2,865,181
44,298	iShares MSCI EAFE ETF	2,842,603
57,874	iShares MSCI EAFE Small-Cap ETF	2,863,027
73,156	iShares MSCI Emerging Markets ETF	2,935,750
24,992	iShares Russell 1000 ETF	2,895,323
23,464	iShares Russell 2000 ETF	2,917,748
16,787	iShares Russell Mid-Cap ETF	2,906,165
36,545	iShares US Real Estate ETF	2,898,750
	TOTAL EXCHANGE TRADED FUNDS (Cost - $27,912,626)	28,898,806

		Coupon Rate
Par Value		(%)	Maturity
	BONDS & NOTES - 44.0%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 44.0%
$2,000,000	Federal Home Loan Banks	0.090	6/2/2015	1,999,938
4,500,000	Federal Home Loan Banks	0.125	4/24/2015	4,500,122
3,600,000	Federal Home Loan Banks	0.125	6/4/2015	3,599,597
3,000,000	Federal Home Loan Banks	0.125	7/17/2015	2,999,775
3,000,000	Federal Home Loan Banks	0.200	8/18/2015	3,000,060
7,000,000	Federal Home Loan Banks	0.200	9/18/2015	6,999,748
1,435,000	Federal Home Loan Banks	2.875	6/12/2015	1,442,812
5,000,000	Federal Home Loan Mortgage Corporation	0.500	4/17/2015	5,000,940
2,265,000	Federal Home Loan Mortgage Corporation	4.375	7/17/2015	2,293,140
	TOTAL BONDS & NOTES (Cost - $31,837,243)			31,836,132

Shares	SHORT-TERM INVESTMENTS - 8.4%
	MONEY MARKET FUND - 8.4%
6,099,432	Morgan Stanley Institutional Liquidity Fund - Treasury Securities Portfolio, to yield 0.01% (Cost - $6,099,432) *	6,099,432

	TOTAL INVESTMENTS - 92.4% (Cost - $65,849,301) (a)	$66,834,370
	OTHER ASSETS LESS LIABILITIES - NET - 7.6%	5,519,036
	NET ASSETS - 100.0%	$72,353,406

*	Money Market Fund; Interest rate reflects seven-day effective yield on March 31, 2015. A portion represents positions held in GPMAS Fund Limited.

(a)
Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $65,849,301 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$986,900
Unrealized depreciation:	(1,831)
Net unrealized appreciation:	$985,069

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Multi Alternative Strategies Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

March 31, 2015

LONG FUTURES CONTRACTS

Long		Underlying Face Amount at	Unrealized
Contracts	Description	Value *	Gain/(Loss)
35	10 YR Mini JBG Future Jun 2015	10,951	$(10,951)
194	90 Day Euro $ Future Dec 2016	51,800	51,800
631	3 Mo EuroYen TFX Dec 2015	32,159	(32,159)
140	3 Mo Sterling (Short Sterling) Jun 2016	17,729	17,729
308	3 YR AUD Gov Bond Jun 2015	141,674	141,674
746	3-Month Euro (Euribor) Jun 2016	30,308	30,308
25	Cotton May 2015 +	790,438	(1,685)
84	Dollar Index Future Jun 2015 +	8,254,596	32,920
55	Euro CHF 3 Mo Lif March 2016	1,492	1,492
25	Euro-Bund Future Jun 2015 +	4,221,779	40,139
59	FTSE 100 Index Jun 2015	93,370	(93,370)
5	Gasoline RBOB May 2015 +	392,263	(20,563)
39	Hang Seng Index April 2015	95,326	95,326
183	Mini Gold Future Jun 2015 +	7,339,191	(145,778)
26	Nasdaq 100 E-Mini Jun 2015	45,725	(45,725)
91	Nikkei 225 (SGX) Jun 2015	145,400	145,400
12	S&P Emini Future Jun 2015	14,438	(14,438)
2	Soybean Meal May 2015 +	492,318	(2,950)
23	SPI 200 Jun 2015	2,730	(2,730)
34	US 10 Yr Future Jun 2015 +	4,325,548	57,252
53	US Long Bond Future Jun 2015 +	8,489,699	195,672
Net Unrealized Appreciation from Open Long Futures Contracts			$439,363

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Multi Alternative Strategies Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

March 31, 2015

SHORT FUTURES CONTRACTS

Short		Underlying Face Amount at	Unrealized
Contracts	Description	Value *	Gain/(Loss)
27	Australian Dollar Future Jun 2015 +	25,260	$25,260
62	British Pound Future Jun 2015 +	75,556	75,556
46	Canadian Dollar Future Jun 2015 +	10,345	10,345
28	Cocoa May 2015 +	755,720	20,230
109	Corn Future May 2015 +	2,050,563	59,850
8	Crude Oil Future May 2015 +	380,800	27,850
41	Euro Fx Future Jun 2015 +	53,681	53,681
21	Frozen Concentrated OJ May 2015 +	394,065	23,737
37	Japanese Yen Future Jun 2015 +	23,894	(23,894)
39	Lumber Future May 2015 +	1,193,478	80,619
35	Mexican Peso Future Jun 2015 +	20,455	(20,455)
12	New Zealand Dollar Future Jun 2015 +	15,060	(15,060)
19	Platinum Future Jul 2015 +	1,086,230	3,990
50	Rough Rice Futures Jul 2015 +	1,111,000	24,500
27	Soybean Oil Future May 2015 +	68,310	24,600
Net Unrealized Appreciation from Open Short Futures Contracts			$370,809
Total Net Unrealized Appreciation from Open Futures Contracts			$810,172

+ This investment is a holding of GPMAS Fund Limited.

* The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Funds

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

March 31, 2015

	Grant Park Managed Futures Strategy Fund	Grant Park Multi Alternative Strategies Fund
Assets
Investment securities:
At cost	$66,582,433	$65,849,301
At fair value	$66,577,032	$66,834,370
Cash on deposit with Broker - swap margin balance (1)	500,288	—
Receivable for securities sold	—	797,938
Deposit at Broker for futures contracts	—	3,654,075
Unrealized appreciation on swap contract	10,782,279	—
Net unrealized appreciation from futures contracts	—	810,172
Receivable for Fund shares sold	88,302	352,114
Dividends and interest receivable	69,507	50,399
Prepaid expenses and other assets	41,746	71,477
Total Assets	78,059,154	72,570,545

Liabilities
Due to broker - swap contract	12,043,252	—
Payable for Fund shares purchased	28,386	85,378
Investment advisory fees payable	67,310	78,641
Distribution (12b-1) fees payable	10,148	8,601
Accrued expenses and other liabilities	62,652	44,519
Total Liabilities	12,211,748	217,139
NET ASSETS	$65,847,406	$72,353,406

Net Assets Consist of:
Paid in capital ($0 par value, unlimited shares authorized)	$67,553,368	$68,739,498
Accumulated net investment loss	(3,375,947)	(158,162)
Accumulated net realized gain (loss) from security transactions, futures contracts and swap contracts	(9,106,893)	1,976,828
Net unrealized appreciation of investments, future contracts and swap contracts	10,776,878	1,795,242
NET ASSETS	$65,847,406	$72,353,406

(1) This investment is a holding of GPMFS Fund Limited.

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Funds

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)(Continued)

March 31, 2015

	Grant Park Managed Futures Strategy Fund	Grant Park Multi Alternative Strategies Fund
Net Asset Value Per Share:
Class A Shares
Net Assets	$18,924,281	$15,752,084
Shares of beneficial interest outstanding	1,877,641	1,392,517
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$10.08	$11.31
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%) (b)	$10.69	$12.00

Class C Shares
Net Assets	$5,534,935	$3,038,486
Shares of beneficial interest outstanding	563,315	270,264
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$9.83	$11.24

Class I Shares
Net Assets	$36,079,357	$43,721,164
Shares of beneficial interest outstanding	3,551,353	3,852,299
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$10.16	$11.35

Class N Shares
Net Assets	$5,308,833	$9,841,672
Shares of beneficial interest outstanding	526,733	868,311
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$10.08	$11.33

(a) Redemptions made within 60 days of purchase may be assessed a redemption fee of 1.00%.

(b) On investments of $25,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Funds

CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited)
For the six months ended

March 31, 2015

	Grant Park Managed Futures Strategy Fund	Grant Park Multi Alternative Strategies Fund
Investment Income
Interest	$16,260	$12,504
Dividends	—	174,613
Total Investment Income	16,260	187,117
Expenses
Investment advisory fees	383,546	263,341
Distribution (12b-1) fees:
Class A	23,910	13,330
Class C	25,554	9,378
Class N	6,276	6,261
Professional fees	43,584	34,598
Registration fees	40,459	9,123
Transfer agent fees	25,322	19,721
Accounting services fees	21,352	20,860
Administrative services fees	19,847	14,629
Printing and postage expenses	16,125	5,642
Compliance officer fees	14,931	2,038
Trustees fees and expenses	5,528	5,122
Custodian fees	4,168	1,977
Insurance expense	1,831	—
Interest expense	—	1,449
Other expenses	3,417	1,496
Total Expenses	635,850	408,965
Less: Fees waived by the Advisor	(102,299)	(7,756)
Net Expenses	533,551	401,209
Net Investment Loss	(517,291)	(214,092)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(322)	(47,074)
Swap contract	276,192	—
Futures contracts	—	2,871,374
	275,870	2,824,300
Net change in unrealized appreciation (depreciation) of:
Investments	(1,556)	1,059,999
Swap contract	7,545,461	—
Futures contracts	—	228,998
	7,543,905	1,288,997
Net Realized and Unrealized Gain	7,819,775	4,113,297
Net Increase in Net Assets Resulting
From Operations	$7,302,484	$3,899,205

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Managed Futures Strategy Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2015	For the Period Ended September 30, 2014 (a)
	(Unaudited)
From Operations
Net investment loss	$(517,291)	$(776,664)
Net realized gain (loss) from investment transactions, options transactions, swap contract and futures contracts	275,870	(5,182,504)
Net change in unrealized appreciation of investments, options contracts, swap contract and futures contracts	7,543,905	6,636,018
Net increase in net assets resulting from operations	7,302,484	676,850

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(175,055)	—
Class C	(21,091)	—
Class I	(306,929)	—
Class N	(45,867)
Net decrease in net assets from distributions to shareholders	(548,942)	—

Capital Transactions - Controlling Interest
Proceeds from shares sold	14,699,631	13,923,924
Net asset value of shares issued in reinvestment of distributions:	420,869	—
Redemption fee proceeds	1,271	713
Payments for shares redeemed	(10,572,873)	(43,230,004)
Total Increase (Decrease) in Net Assets From Capital Transactions -
Controlling Interest	4,548,898	(29,305,367)
Net Assets
Beginning of Period	54,544,966	83,173,483
End of Period *	$65,847,406	$54,544,966
*Includes accumulated net investment loss of:	$(3,375,947)	$(2,309,714)

(a)
The Grant Park Managed Futures Strategy Fund’s fiscal year end changed from January 31 to September 30, effective February 1, 2014. The period represented is from February 1, 2014 through September 30, 2014.

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Managed Futures Strategy Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Six Months Ended March 31, 2015	For the Period Ended September 30, 2014 (a)
	(Unaudited)
SHARE ACTIVITY
Class A:
Shares Sold	134,256	263,712
Shares Reinvested	13,216	—
Shares Redeemed	(487,193)	(2,201,013)
Net decrease in shares of beneficial interest outstanding	(339,721)	(1,937,301)

Class C:
Shares Sold	52,015	50,606
Shares Reinvested	2,091	—
Shares Redeemed	(59,893)	(273,731)
Net decrease in shares of beneficial interest outstanding	(5,787)	(223,125)

Class I:
Shares Sold	1,269,082	1,197,222
Shares Reinvested	25,425	—
Shares Redeemed	(485,039)	(1,869,153)
Net increase (decrease) in shares of beneficial interest outstanding	809,468	(671,931)

Class N:
Shares Sold	59,863	88,187
Shares Reinvested	4,869	—
Shares Redeemed	(91,854)	(618,525)
Net decrease in shares of beneficial interest outstanding	(27,122)	(530,338)

Class W: (b)
Shares Sold	—	—
Shares Redeemed	(500)	(65,737)
Net decrease in shares of beneficial interest outstanding	(500)	(65,737)

(a)
The Grant Park Managed Futures Strategy Fund’s fiscal year end changed from January 31 to September 30, effective February 1, 2014. Therefore, period represented is from February 1, 2014 through September 30, 2014.

(b)	Class W closed on January 28, 2015.

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Multi Alternative Strategies Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2015	For the Period Ended September 30, 2014 (a)
	(Unaudited)
From Operations
Net investment loss	$(214,092)	$(61,313)
Net realized gain from investment transactions and futures contracts	2,824,300	314,124
Net change in unrealized appreciation of investments and futures contracts	1,288,997	506,245
Net increase in net assets resulting from operations	3,899,205	759,056

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(226,819)	—
Class C	(49,331)	—
Class I	(665,985)	—
Class N	(102,218)	—
Net decrease in net assets from distributions to shareholders	(1,044,353)	—

Capital Transactions
Proceeds from shares sold	55,653,514	23,445,970
Net asset value of shares issued in reinvestment of distributions:	987,698	—
Redemption fee proceeds	1,707	59
Payments for shares redeemed	(6,359,231)	(4,990,219)
Total Increase in Net Assets From Capital Transactions	50,283,688	18,455,810

Net Assets
Beginning of Period	19,214,866	290,691
End of Period *	$72,353,406	$19,214,866
*Includes accumulated net investment income (loss) of:	$(158,162)	$55,930

(a) The Grant Park Multi Alternative Strategies Fund commenced operations December 31, 2013.

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Multi Alternative Strategies Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Six Months Ended March 31, 2015	For the Period Ended September 30, 2014 (a)
	(Unaudited)
SHARE ACTIVITY
Class A:
Shares Sold	1,457,900	292,801
Shares Reinvested	21,242	—
Shares Redeemed	(377,277)	(2,149)
Net increase in shares of beneficial interest outstanding	1,101,865	290,652

Class C:
Shares Sold	181,013	84,609
Shares Reinvested	4,642	—
Shares Redeemed	—	—
Net increase in shares of beneficial interest outstanding	185,655	84,609

Class I:
Shares Sold	2,672,751	1,714,668
Shares Reinvested	60,449	—
Shares Redeemed	(130,905)	(464,664)
Net increase in shares of beneficial interest outstanding	2,602,295	1,250,004

Class N:
Shares Sold	729,865	218,149
Shares Reinvested	7,188	—
Shares Redeemed	(56,482)	(30,409)
Net increase in shares of beneficial interest outstanding	680,571	187,740

(a) The Grant Park Multi Alternative Strategies Fund commenced operations December 31, 2013.

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Managed Futures Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Six Months		Period Ended		Year Ended	Year Ended	Period Ended
	Ended March 31,		September 30,		January 31,	January 31,	January 31,
	2015		2014*		2014	2013	2012(1)
	(Unaudited)
Net asset value, beginning of period	$8.95		$8.74		$9.43	$9.80	$10.00
Activity from investment operations:
Net investment loss (2)	(0.09)		(0.09)		(0.17)	(0.31)	(0.31)
Net realized and unrealized gain (loss)	1.31		0.30		(0.52)	(0.06)	0.11
Total from investment operations	1.22		0.21		(0.69)	(0.37)	(0.20)

Less distributions from:
Net investment income	(0.09)		—		—	—	—

Paid-in-capital from redemption fees (3)	0.00		0.00		0.00	0.00	0.00

Net asset value, end of period	$10.08		$8.95		$8.74	$9.43	$9.80

Total return (4)	13.67	% (5)	2.40	% (5)	(7.32)%	(3.78)%	(2.00	)% (5)

Net assets, at end of period (000s)	$18,924		$19,851		$36,304	$40,935	$15,026

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (6)	2.27	% (7)	2.42	% (7)	2.12%	3.50%	4.80	% (7)
Ratio of net expenses to average net assets	1.90	% (7)	1.92	% (7)	1.94%	3.33%	3.55	% (7)
Ratio of net investment loss to average net assets	(1.84	)% (7)	(1.86	)% (7)	(1.86)%	(3.20)%	(3.45	)% (7)
Portfolio Turnover Rate	91	% (5)	99	% (5)	128%	120%	16	% (5)

*	The Fund’s fiscal year end changed from January 31 to September 30, effective February 1, 2014. Therefore, period represented is from February 1, 2014 through September 30, 2014.
(1)	The Grant Park Managed Futures Strategy Fund commenced operations March 4, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Less than $0.005 per share.
(4)	Total returns shown exclude the effect of applicable sales charges.
(5)	Not annualized.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(7)	Annualized for periods less than one full year.

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Managed Futures Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	Six Months		Period Ended		Year Ended	Year Ended	Period Ended
	Ended March 31,		September 30,		January 31,	January 31,	January 31,
	2015		2014*		2014	2013	2012(1)
	(Unaudited)
Net asset value, beginning of period	$8.72		$8.55		$9.30	$9.74	$10.00
Activity from investment operations:
Net investment loss (2)	(0.12)		(0.14)		(0.23)	(0.38)	(0.36)
Net realized and unrealized gain (loss)	1.27		0.31		(0.52)	(0.06)	0.10
Total from investment operations	1.15		0.17		(0.75)	(0.44)	(0.26)

Less distributions from:
Net investment income	(0.04)		—		—	—	—

Paid-in-capital from redemption fees (3)	0.00		0.00		0.00	0.00	0.00

Net asset value, end of period	$9.83		$8.72		$8.55	$9.30	$9.74

Total return (4)	13.21	% (5)	1.99	% (5)	(8.06)%	(4.52)%	(2.60	)% (5)

Net assets, at end of period (000s)	$5,535		$4,961		$6,773	$6,342	$1,864

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (6)	3.01	% (7)	3.18	% (7)	2.87%	4.26%	6.64	% (7)
Ratio of net expenses to average net assets	2.65	% (7)	2.67	% (7)	2.69%	4.08%	4.10	% (7)
Ratio of net investment loss to average net assets	(2.59	)% (7)	(2.61	)% (7)	(2.61)%	(3.95)%	(4.01	)% (7)
Portfolio Turnover Rate	91	% (5)	99	% (5)	128%	120%	16	% (5)

*	The Fund’s fiscal year end changed from January 31 to September 30, effective February 1, 2014. Therefore, period represented is from February 1, 2014 through September 30, 2014.
(1)	The Grant Park Managed Futures Strategy Fund commenced operations March 4, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Less than $0.005 per share.
(4)	Total returns shown exclude the effect of applicable sales charges.
(5)	Not annualized.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(7)	Annualized for periods less than one full year.

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Managed Futures Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months		Period Ended		Year Ended	Year Ended	Period Ended
	Ended March 31,		September 30,		January 31,	January 31,	January 31,
	2015		2014*		2014	2013	2012(1)
	(Unaudited)
Net asset value, beginning of period	$9.03		$8.80		$9.48	$9.82	$10.00
Activity from investment operations:
Net investment loss (2)	(0.08)		(0.08)		(0.15)	(0.28)	(0.29)
Net realized and unrealized gain (loss)	1.32		0.31		(0.53)	(0.06)	0.11
Total from investment operations	1.24		0.23		(0.68)	(0.34)	(0.18)

Less distributions from:
Net investment income	(0.11)		—		—	—	—

Paid-in-capital from redemption fees (3)	0.00		0.00		0.00	0.00	0.00

Net asset value, end of period	$10.16		$9.03		$8.80	$9.48	$9.82

Total return (4)	13.83	% (5)	2.61	% (5)	(7.17)%	(3.46)%	(1.80	)% (5)

Net assets, at end of period (000s)	$36,079		$24,770		$30,047	$41,241	$18,951

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (6)	1.99	% (7)	2.18	% (7)	1.88%	3.26%	4.17	% (7)
Ratio of net expenses to average net assets	1.65	% (7)	1.67	% (7)	1.69%	3.08%	3.23	% (7)
Ratio of net investment loss to average net assets	(1.59	)% (7)	(1.61	)% (7)	(1.61)%	(2.95)%	(3.14	)% (7)
Portfolio Turnover Rate	91	% (5)	99	% (5)	128%	120%	16	% (5)

*	The Fund’s fiscal year end changed from January 31 to September 30, effective February 1, 2014. Therefore, period represented is from February 1, 2014 through September 30, 2014.
(1)	The Grant Park Managed Futures Strategy Fund commenced operations March 4, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Less than $0.005 per share.
(4)	Total returns shown exclude the effect of applicable sales charges.
(5)	Not annualized.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(7)	Annualized for periods less than one full year.

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Managed Futures Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class N
	Six Months		Period Ended		Year Ended	Year Ended	Period Ended
	Ended March 31,		September 30,		January 31,	January 31,	January 31,
	2015		2014*		2014	2013	2012(1)
	(Unaudited)
Net asset value, beginning of period	$8.95		$8.74		$9.44	$9.80	$10.00
Activity from investment operations:
Net investment loss (2)	(0.09)		(0.09)		(0.17)	(0.31)	(0.34)
Net realized and unrealized gain (loss)	1.31		0.30		(0.53)	(0.05)	0.14
Total from investment operations	1.22		0.21		(0.70)	(0.36)	(0.20)

Less distributions from:
Net investment income	(0.09)		—		—	—	—

Paid-in-capital from redemption fees (3)	0.00		0.00		0.00	0.00	0.00

Net asset value, end of period	$10.08		$8.95		$8.74	$9.44	$9.80

Total return (4)	13.68	% (5)	2.40	% (5)	(7.42)%	(3.67)%	(2.00	)% (5)

Net assets, at end of period (000s)	$5,309		$4,959		$9,475	$39,601	$22,290

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (6)	2.27	% (7)	2.42	% (7)	2.12%	3.50%	4.26	% (7)
Ratio of net expenses to average net assets	1.90	% (7)	1.92	% (7)	1.94%	3.33%	3.81	% (7)
Ratio of net investment loss to average net assets	(1.84	)% (7)	(1.86	)% (7)	(1.85)%	(3.20)%	(3.71	)% (7)
Portfolio Turnover Rate	91	% (5)	99	% (5)	128%	120%	16	% (5)

*	The Fund’s fiscal year end changed from January 31 to September 30, effective February 1, 2014. Therefore, period represented is from February 1, 2014 through September 30, 2014.
(1)	The Grant Park Managed Futures Strategy Fund commenced operations March 4, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Less than $0.005 per share.
(4)	Total returns shown exclude the effect of applicable sales charges.
(5)	Not annualized.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(7)	Annualized for periods less than one full year.

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Multi Alternative Strategies Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Six Months Ended		Period Ended
	March 31, 2015		September 30, 2014 (1)
	(Unaudited)
Net asset value, beginning of period	$10.58		$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.06)		0.61
Net realized and unrealized gain (loss)	1.14		(0.03)
Total from investment operations	1.08		0.58

Less distributions from:
Net investment income	(0.35)		—

Paid-in-capital from redemption fees (3)	0.00		0.00

Net asset value, end of period	$11.31		$10.58

Total return (4,5)	10.41%		5.80%

Net assets, at end of period (000s)	$15,752		$3,076

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets, including interest expense (6,7)	1.89	% (8)	4.23	% (9)
Ratio of net expenses to average net assets, including interest expense (7)	1.89	% (8)	1.97	% (9)
Ratio of net investment income (loss) to average net assets (7)	(1.07)%		7.87%
Portfolio Turnover Rate (5)	22%		0%

(1)	The Grant Park Multi Alternative Strategies Fund commenced operations December 31, 2013.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Less than $0.005 per share.
(4)	Total returns shown exclude the effect of applicable sales charges.
(5)	Not annualized.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor. Interest expense is not included in the waiver.
(7)	Annualized for periods less than one full year.
(8)	Interest expense included in the ratios of gross and net expenses is less than 0.01%.
(9)	Ratios of gross and net expenses to average net assets, excluding interest expense are 4.22% and 1.96%, respectively.

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Multi Alternative Strategies Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	Six Months Ended		Period Ended
	March 31, 2015		September 30, 2014 (1)
	(Unaudited)
Net asset value, beginning of period	$10.53		$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.10)		0.72
Net realized and unrealized gain (loss)	1.13		(0.19)
Total from investment operations	1.03		0.53

Less distributions from:
Net investment income	(0.32)		—

Paid-in-capital from redemption fees (3)	0.00		0.00

Net asset value, end of period	$11.24		$10.53

Total return (4,5)	10.00%		5.30%

Net assets, at end of period (000s)	$3,038		$891

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets, including interest expense (6,7)	2.70	% (8)	4.63	% (9)
Ratio of net expenses to average net assets, including interest expense (7)	2.67	% (8)	2.72	% (9)
Ratio of net investment income (loss) to average net assets (7)	(1.78)%		9.22%
Portfolio Turnover Rate (5)	22%		0%

(1)	The Grant Park Multi Alternative Strategies Fund commenced operations December 31, 2013.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Less than $0.005 per share.
(4)	Total returns shown exclude the effect of applicable sales charges.
(5)	Not annualized.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor. Interest expense is not included in the waiver.
(7)	Annualized for periods less than one full year.
(8)	Interest expense included in the ratios of gross and net expenses is less than 0.01%.
(9)	Ratios of gross and net expenses to average net assets, excluding interest expense are 4.62% and 2.71%, respectively.

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Multi Alternative Strategies Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended		Period Ended September
	March 31, 2015		30, 2014(1)
	(Unaudited)
Net asset value, beginning of period	$10.61		$10.00
Activity from investment operations:
Net investment loss (2)	(0.05)		(0.19)
Net realized and unrealized gain	1.14		0.80
Total from investment operations	1.09		0.61

Less distributions from:
Net investment income	(0.35)		—

Paid-in-capital from redemption fees (3)	0.00		0.00

Net asset value, end of period	$11.35		$10.61

Total return (4,5)	10.55%		6.10%

Net assets, at end of period (000s)	$43,721		$13,259

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets, including interest expense (6,7)	1.71	% (8)	4.71	% (9)
Ratio of net expenses to average net assets, including interest expense(7)	1.66	% (8)	1.72	% (9)
Ratio of net investment loss to average net assets (7)	(0.83)%		(2.51)%
Portfolio Turnover Rate (5)	22%		0%

(1)	The Grant Park Multi Alternative Strategies Fund commenced operations December 31, 2013.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Less than $0.005 per share.
(4)	Total returns shown exclude the effect of applicable sales charges.
(5)	Not annualized.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor. Interest expense is not included in the waiver.
(7)	Annualized for periods less than one full year.
(8)	Interest expense included in the ratios of gross and net expenses is less than 0.01%.
(9)	Ratios of gross and net expenses to average net assets, excluding interest expense are 4.70% and 1.71%, respectively.

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Multi Alternative Strategies Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class N
	Six Months Ended		Period Ended
	March 31, 2015		September 30, 2014 (1)
	(Unaudited)
Net asset value, beginning of period	$10.59		$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.06)		0.14
Net realized and unrealized gain	1.14		0.45
Total from investment operations	1.08		0.59

Less distributions from:
Net investment income	(0.34)		—

Paid-in-capital from redemption fees (3)	0.00		0.00

Net asset value, end of period	$11.33		$10.59

Total return (4,5)	10.46%		5.90%

Net assets, at end of period (000s)	$9,842		$1,989

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets, including interest expense (6,7)	1.93	% (8)	4.20	% (9)
Ratio of net expenses to average net assets, including interest expense (7)	1.90	% (8)	1.97	% (9)
Ratio of net investment income (loss) to average net assets (7)	(1.09)%		1.87%
Portfolio Turnover Rate (5)	22%		0%

(1)	The Grant Park Multi Alternative Strategies Fund commenced operations December 31, 2013.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Less than $0.005 per share.
(4)	Total returns shown exclude the effect of applicable sales charges.
(5)	Not annualized.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor. Interest expense is not included in the waiver.
(7)	Annualized for periods less than one full year.
(8)	Interest expense included in the ratios of gross and net expenses is less than 0.01%.
(9)	Ratios of gross and net expenses to average net assets, excluding interest expense are 4.19% and 1.96%, respectively.

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

March 31, 2015

1. ORGANIZATION

The Grant Park Managed Futures Strategy Fund and the Grant Park Multi Alternative Strategies Fund (each a “Fund,” and together the “Funds”) each are a series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Grant Park Managed Futures Strategy Fund is a non-diversified fund and seeks income and capital appreciation. The Grant Park Multi Alternative Strategies Fund is a diversified fund and seeks to provide positive absolute returns.

The Grant Park Managed Futures Strategy Fund and the Grant Park Multi Alternative Strategies Fund each offer four classes of shares: Class A, Class C, Class I, and Class N. Class C, I, and N shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Each class represents an interest in the same assets of the applicable and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Class W of the Grant Park Managed Futures Strategy Fund closed as of January 28, 2015. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their consolidated financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Forward foreign exchange contract are valued by reference to the forward foreign exchange rate corresponding to the remaining life of the contract. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty. Debt securities (other than short term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (“Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

When market quotations are not readily available or are determined to be unreliable, the Funds may value securities at their fair market value as determined in good faith by a fair value team as described below and in accordance with the Trust’s Fair Value Procedures. The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Fair Value Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Grant Park Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2015

Each Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the Trust’s Fair Value Procedures. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of the security issuer on an as needed basis to assist in determining a security specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the portfolio’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods. The three levels of the hierarchy are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Grant Park Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2015

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2015 for the Funds’ investments measured at fair value:

The Grant Park Managed Futures Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Bonds & Notes	$—	$35,576,523	$—	$35,576,523
Short Term Investments	31,000,509	—	—	31,000,509
Swap Contract	—	10,782,279	—	10,782,279
Total	$31,000,509	$46,358,802	$—	$77,359,311

The Grant Park Multi Alternative Strategies Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$28,898,806	$—	$—	$28,898,806
Bonds & Notes	—	31,836,132	—	31,836,132
Short Term Investment	6,099,432	—	—	6,099,432
Long Futures Contracts	439,363	—	—	439,363
Short Futures Contracts	370,809	—	—	370,809
Total	$35,808,410	$31,836,132	$—	$67,644,542

The Funds did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period. It is each Fund’s policy to recognize transfers into and out of Level 1 & Level 2 at the end of each reporting period.

 * Refer to the Consolidated Portfolios of Investments for security classifications.

Offsetting of Financial Assets and Derivative Assets

Each Fund’s policy is to recognize a net asset or liability equal to the unrealized appreciation (depreciation) for swap contracts and futures contracts. The following table presents financial instruments that are subject to enforceable netting arrangements or other similar agreements as of March 31, 2015:

The Grant Park Managed Futures Strategy Fund

Assets
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts	Statement of	in the Statement
	of Recognized	Assets &	of Assets &
Description	Assets	Liabilities	Liabilities
Unrealized appreciation on swap contract	$10,782,279	$—	$10,782,279
Total	$10,782,279	$—	$10,782,279

Liabilities
		Gross Amounts	Net Amounts of
		Offset in the	Liabilities
	Gross Amounts	Statement of	Presented in the
	of Recognized	Assets &	Statement of	Cash Collateral
Description	Liabilities	Liabilities	Assets &	Pledged (1)
Due to broker - swap contract	$12,043,252	$—	$12,043,252	$12,043,252
Total	$12,043,252	$—	$12,043,252	$12,043,252

(1) The amount is limited to the derivative liability balance and accordingly, does not include excess collateral pledged. Total collateral held for the swap contract as of March 31, 2015 was $15,610,725.

Grant Park Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2015

The Grant Park Multi Alternative Strategies Fund

Assets:
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented in
	Gross Amounts of	Statement of Assets	the Statement of	Cash Collateral
Description	Recognized Assets	& Liabilities	Assets & Liabilities	Pledged (1)
Futures Contracts	$1,239,930	$(429,758)	$810,172	$810,172
Total	$1,239,930	$(429,758)	$810,172	$810,172

Liabilities:
		Gross Amounts	Net Amounts of
	Gross Amounts of	Offset in the	Liabilities Presented
	Recognized	Statement of Assets	in the Statement of
Description	Liabilities	& Liabilities	Assets & Liabilities
Futures Contracts	$429,758	$(429,758)	$—
Total	$429,758	$(429,758)	$—

(1) The amount is limited to the derivative liability balance and accordingly, does not include excess collateral pledged. Total collateral held for the futures contract as of March 31, 2015 was $3,654,075.

Consolidation of Subsidiaries – The consolidated financial statements of the Grant Park Managed Futures Strategy Fund include GPMFS Fund Limited (“GPMFS”), a wholly-owned and controlled subsidiary. The consolidated financial statements of the Grant Park Multi Alternative Strategies Fund include GPMAS Fund Limited (“GPMAS”), a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

Each Fund may invest up to 25% of its total assets in a controlled foreign corporation, which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies. GPMFS commenced operations on March 11, 2011. GPMAS commenced operations on December 31, 2013.

A summary of the Grant Park Managed Futures Strategy Fund’s investments in GPMFS is as follows:

GPMFS Fund Limited (GPMFS)
March 31, 2015
Fair Value of GPMFS	$16,319,778
Other Assets	$—
Total Net Assets	$16,319,778

Percentage of the Fund’s Total Net Assets	24.8%

A summary of the Grant Park Multi Alternative Strategies Fund’s investments in GPMAS is as follows:

GPMAS Fund Limited (GPMAS)
March 31, 2015
Fair Value of GPMAS	$3,763,153
Other Assets	$—
Total Net Assets	$3,763,153

Percentage of the Fund’s Total Net Assets	5.2%

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2015

For tax purposes, GPMFS and GPMAS are exempted Cayman investment companies. Both have received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, both are controlled foreign corporations which generate and are allocated no income which is considered effectively connected with U.S trade of business and as such are not subject to U.S. income tax. However, as wholly-owned controlled foreign corporations, GPMFS’s and GPMAS’s net income and capital gain, to the extent of their earnings and profits, will be included each year in each Fund’s investment company taxable income.

Market Risk – Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Funds. The Funds are exposed to market risk on financial instruments that are valued at market prices as disclosed in the schedule of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which a Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Funds are exposed to market risk on derivative contracts in that the Funds may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in the Funds’ financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. The Funds’ investments in derivative instruments are exposed to market risk and are disclosed in the consolidated portfolio of investments.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Counterparty Risk – Counterparty risk is the risk that the counterparty to a financial instrument will cause a financial loss for the Funds by failing to discharge an obligation. A concentration of counterparty risk exists in that the part of a Fund’s cash is held at the Broker. The Funds could be unable to recover assets held at the Prime Broker, including assets directly traceable to the Funds, in the event of the Broker’s bankruptcy. The Funds do not anticipate any material losses as a result of this concentration.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Swap Agreements – Each Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. Swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each day as reported by the swap counterparty. Realized gains and losses from the decrease in notional value of the swap are recognized on trade date. A liquidation payment received or made at the termination of the swap agreement will first be offset against the due to broker-swap contract balance outstanding at the time the position is liquidated, with the remainder being recorded as a realized gain or loss on the Consolidated Statement of Operations.

GPMFS maintains cash and securities, at least 20% of the notional value of the swap, as collateral to secure its obligations under the swap. As of March 31, 2015, the notional value of the swap was $94,542,734, the cash margin balance was $500,288 and the U.S. Treasury securities pledged were $15,610,725. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Each Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. In order to maintain prudent risk exposure to the counterparty, the Advisor will reduce exposure to the counterparty whenever that exposure exceeds 5% of the net assets of a Fund for a period of one week or such lesser time as the Advisor may determine. If the Advisor determines that the counterparty presents an imprudent risk, the swap may be terminated in its entirety. For the six months ended March 31, 2015, for the Grant Park Managed Futures Strategy Fund the net change in unrealized appreciation on the swap contract was $7,545,461 and the realized gain was $276,192.

Grant Park Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2015

Futures Contracts – The Funds are subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Funds may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts as presented in deposit at broker for futures contracts in the Consolidated Statements of Assets and Liabilities are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The derivative instruments outstanding as of March 31, 2015 as disclosed in the Consolidated Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Consolidated Statements of Operations serve as indicators of the volume of derivative activity for the Grant Park Multi Alternative Strategies Fund.

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities

The following is a summary of the location of derivative investments on the Grant Park Multi Alternative Strategies Fund’s Consolidated Statement of Assets and Liabilities as of March 31, 2015:

Derivative Investment Type	Asset/Liability Derivatives
Equity/Currency/Commodity/Interest Rate Contracts	Net unrealized appreciation/(depreciation) from futures contracts

The following table sets forth the fair value of the Grant Park Multi Alternative Strategies Fund’s derivative contracts by primary risk exposure as of March 31, 2015:

Derivative Investment Value
	Equity	Currency	Commodity	Interest Rate	Total for the Six Months
Derivative Investment Type	Contracts	Contracts	Contracts	Contracts	Ended March 31, 2015
Futures	$(10,863)	$235,171	$94,400	$491,464	$810,172

Impact of Derivatives on the Consolidated Statement of Operations

The following is a summary of the location of derivative investments on the Grant Park Multi Alternative Strategies Fund’s Consolidated Statement of Operations for the six months ended March 31, 2015:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Currency/Commodity/Interest Rate Contracts	Net realized gain (loss) from futures contracts Net change in unrealized appreciation (depreciation) on futures contracts

Grant Park Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2015

The following is a summary of the Grant Park Multi Alternative Strategies Fund’s realized gain (loss) on derivative investments recognized in the Consolidated Statements of Operations categorized by primary risk exposure for the six months ended March 31, 2015:

Realized gain/(loss) on derivatives recognized in the Consolidated Statement of Operations
	Equity	Currency	Commodity	Interest Rate	Total for the Six Months
Derivative Investment Type	Contracts	Contracts	Contracts	Contracts	Ended March 31, 2015
Futures	$(471,805)	$2,431,518	$355,445	$556,216	$2,871,374

Net change in unrealized gain/(loss) on derivatives recognized in the Consolidated Statement of Operations
	Equity	Currency	Commodity	Interest Rate	Total for the Six Months
Derivative Investment Type	Contracts	Contracts	Contracts	Contracts	Ended March 31, 2015
Futures	$(49,111)	$(156,922)	$7,512	$427,519	$228,998

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The difference between the cost and fair value of open investments is reflected as unrealized appreciation (depreciation) on investments and any change in that amount from the prior period is reflected in the accompanying Consolidated Statement of Operations.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Funds identify their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where a Fund makes significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statements of Operations. During the period, the Funds did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for the last three years.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Grant Park Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2015

3. INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale and/or maturity of securities, other than short-term securities and U.S. Government securities, for the six months ended March 31, 2015 amounted to:

Fund	Purchases	Sales
Grant Park Managed Futures Strategy Fund	$3,100,680	$4,285,802
Grant Park Multi Alternative Strategies Fund	21,231,686	862,182

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

Dearborn Capital Management, LLC, serves as the Funds’ investment advisor (the “Advisor”). EMC Capital Advisors, LLC serves as the sub-advisor for the Grant Park Multi Alternative Strategies Fund and is paid by the Advisor, not the Fund.

Pursuant to an advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Grant Park Managed Futures Strategy Fund and the Grant Park Multi Alternative Strategies Fund pay the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.20% and 1.18%, respectively, of the applicable Fund’s average daily net assets. Effective January 28, 2015, the Advisor has contractually agreed to waive a portion of its advisory fee for the Grant Park Managed Futures Strategy Fund so that the advisory fee does not exceed 1.20% of the Fund’s average daily net assets. Prior to January 28, 2015, the management fee for the Grant Park Managed Futures Strategy Fund was 1.40%.

Pursuant to an operating expenses limitation agreement with the Trust, on behalf of the Grant Park Managed Futures Strategy Fund (the “Waiver Agreement”) at least until January 31, 2016, to waive a portion of its advisory fee and has agreed to reimburse for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers, other than the Advisor)) do not exceed 1.90%, 2.65%, 1.65% and 1.90% per annum of the Fund’s average daily net assets for Class A, Class C, Class I and Class N, shares, respectively (the “Expense Limitation”). For the six months ended March 31, 2015, the Advisor earned $383,546 in management fees and waived fees in the amount of $102,299 for the Grant Park Managed Futures Strategy Fund.

Pursuant to an operating expenses limitation agreement with the Trust, on behalf of the Fund (the “Waiver Agreement”), effective January 28, 2015 the Advisor has agreed, at least until January 31, 2016, to waive a portion of its advisory fee and has agreed to reimburse the Grant Park Multi Alternative Strategies Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers, other than the Advisor)) do not exceed 1.83%, 2.58%, 1.58%, and 1.83% per annum of the Fund’s average daily net assets for Class A, Class C, Class I, and Class N shares, respectively (the “Expense Limitation”). Prior to January 28, 2015, the Expense Limitation was 1.96%, 2.71%, 1.71% and 1.96% per annum of the Fund’s average daily net assets for Class A, Class C, Class I, and Class N shares, respectively. For the six months ended March 31, 2015, the Advisor earned $263,341 in management fees and waived fees in the amount of $7,756 for the Grant Park Multi Alternative Strategies Fund.

If the Advisor waives any applicable or reimburses any expense pursuant to the Waiver Agreement, and the applicable Fund’s operating expenses are subsequently less than the Expense Limitation, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed its Expense Limitation for each share class. If the Fund’s operating expenses subsequently exceed the Expense Limitation, the reimbursements shall be suspended.

Grant Park Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2015

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate these expense reimbursement arrangements at any time. Cumulative expenses subject to recapture pursuant to the aforementioned conditions will expire on:

Grant Park Managed Futures Strategy Fund
January 31, 2015	$178,587
January 31, 2016	174,324
January 31, 2017	205,002
September 30, 2017	210,511
$768,424

Grant Park Multi Alternative Strategies Fund
September 30, 2017	$204,324
$204,324

The Trust, with respect to the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan for Class A, Class C and Class N shares of each Fund (the “Plans”). The Plans provide that a monthly service fee is calculated at an annual rate of 0.25%, 1.00% and 0.25% of the average daily net assets attributable to the Class A, Class C and Class N shares, of each Fund, respectively. Pursuant to the Plans, the Funds may compensate the securities dealers or other financial intermediaries, financial institutions, investment advisors, and others for activities primarily intended to result in the sale of Funds shares and for maintenance and personal service provided to existing shareholders. The Plans further provide for periodic payments to brokers, dealers and other financial intermediaries, including insurance companies, for providing shareholder services and for promotional and other sales-related costs. During the six months ended March 31, 2015, the Grant Park Managed Futures Strategy Fund incurred $55,740 pursuant to the Plans and the Grant Park Multi Alternative Strategies Fund incurred $28,969 pursuant to the Plans.

Northern Lights Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of each Fund’s Class A, Class C, Class I and Class N shares. The table below shows the amount the Distributor received in underwriting commissions and the amount that was retained by the principal underwriter or other affiliated broker-dealers during the six months ended March 31, 2015.

Fund	Underwriting Commisions	Amount Retained
Grant Park Managed Futures Strategy Fund
Class A	$15,429	$2,037
Grant Park Multi Alternative Strategies Fund
Class A	62,749	8,449

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)
NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”)
Gemcom, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

Grant Park Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2015

5. REDEMPTION FEES

Each Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells its shares after holding them for less than 60 days. The redemption fee is paid directly to each Fund. For the six months ended March 31, 2015 the redemption fees assessed for the Grant Park Managed Futures Strategy Fund and the Grant Park Multi Alternative Strategies Fund were $1,271 and $1,707, respectively.

6. TAX COMPONENTS OF CAPITAL

As of September 30, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Post October Loss	Other	Unrealized	Total
	Ordinary	and	Book/Tax	Appreciation/	Accumulated
	Income	Late Year Loss	Differences	(Depreciation)	Earnings/(Deficits)
Grant Park Managed Futures Strategy Fund	$548,433	$—	$(9,004,092)	$(3,845)	$(8,459,504)
Grant Park Multi Alternative Strategies Fund	1,028,781	(275,725)	—	6,000	759,056

The difference between book basis and tax basis unrealized appreciation (depreciation), accumulated net investment income (loss) and net realized gain (loss) from security transactions is primarily attributable to adjustments related to the Funds’ wholly owned subsidiaries, and mark-to-market on open futures contracts.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such losses as follows:

Post October
Losses
Grant Park Managed Futures Strategy Fund	$—
Grant Park Multi Alternative Strategies Fund	275,725

Permanent book and tax differences, primarily attributable to the tax treatment of foreign currency gains, resulted in reclassification for the period ended September 30, 2014 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Long-Term
	Capital	Income (Loss)	Gains (Loss)
Grant Park Managed Futures Strategy Fund	$—	$—	$—
Grant Park Multi Alternative Strategies Fund	—	117,243	(117,243)

7. SUBSEQUENT EVENTS

Subsequent events after the date of the Consolidated Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the consolidated financial statements.

Grant Park Funds

EXPENSE EXAMPLES (Unaudited)

March 31, 2015

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares and deferred sales charges on certain sales of class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
						Consolidated
				Expenses	Ending	Expenses
	Fund’s	Beginning	Ending	Paid During	Account	Paid During
	Annualized	Account Value	Account Value	Period *	Value	Period *
	Expense Ratio	10/1/14	3/31/15	10/1/14 – 3/31/15	3/31/15	10/1/14 – 3/31/15
Grant Park Managed Futures
Strategy Fund:
Class A	1.90%	$1,000.00	$1,136.70	$10.12	$1,015.46	$9.55
Class C	2.65%	$1,000.00	$1,132.10	$14.09	$1,011.72	$13.29
Class I	1.65%	$1,000.00	$1,138.30	$8.80	$1,016.70	$8.30
Class N	1.90%	$1,000.00	$1,136.80	$10.12	$1,015.46	$9.55

					Hypothetical
			Actual		(5% return before expenses)
						Consolidated
				Expenses	Ending	Expenses
	Fund’s	Beginning	Ending	Paid During	Account	Paid During
	Annualized	Account Value	Account Value	Period *	Value	Period *
	Expense Ratio	10/1/14	3/31/15	10/1/14 – 3/31/15	3/31/15	10/1/14 – 3/31/15
Grant Park Multi Alternative
Strategies Fund:
Class A	1.89%	$1,000.00	$1,104.10	$9.91	$1,015.50	$9.50
Class C	2.67%	$1,000.00	$1,100.00	$13.98	$1,011.62	$13.39
Class I	1.66%	$1,000.00	$1,105.50	$8.71	$1,016.65	$8.35
Class N	1.90%	$1,000.00	$1,104.60	$9.97	$1,015.46	$9.55

*
Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

Grant Park Funds

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

March 31, 2015

Grant Park Managed Futures Strategy Fund* - Adviser-Dearborn Capital Management, LLC

          In connection with the regular meeting held on December 9-10, 2014 the Board of Trustees (the “Trustees”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between Dearborn Capital Management, LLC (“Dearborn”) and the Trust, with respect to the Grant Park Managed Futures Strategy Fund (the “Fund”). In considering the renewal of the Advisory Agreement, the Trustees received materials specifically relating to the Advisory Agreement.

          The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Trustees reviewed the background information of the key investment personnel who are responsible for servicing the Fund, and expressed their satisfaction with the principal’s experience with alternative investments, in particular the benefits of his past association with the Chicago Board of Trade and his experience managing hedge funds and a mutual fund. The Trustees reviewed Dearborn’s investment process noting Dearborn utilizes a multi-factor approach of quantitative and qualitative evaluation of individual CTA’s to construct a diversified managed futures portfolio. The Trustees reviewed Dearborn’s risk management process that identified market risk and counter party risk as their key risks, and representatives of Dearborn explained to the Trustees that they attempt to mitigate market risk by selecting a diverse set of CTA’s that offer unique trading strategies across holding periods, markets traded, and use of trading signals. They also reviewed other aspects of Dearborn’s compliance service to the Fund including automated position reporting, risk management reporting and monitoring compliance to investment limitations and guidelines. The Trustees acknowledged that in August 2014 the NFA completed an examination of Dearborn and reported no material deficiencies. The Trustees noted that there were no regulatory or compliance issues reported to the Trustees. The Trustees recognized Dearborn’s expertise within the complex alternative managed futures asset class and concluded that Dearborn should continue to provide a level of quality service to the Fund and its shareholders.

Performance. The Trustees then evaluated the Fund’s performance over the 1-year, 2-year, and 3-year periods, noting that the Fund had underperformed its peer group average, Managed Futures Morningstar category average, and the Barclay BTOP50 Index over each period. The Trustees acknowledged that the recent periods have been difficult for managed alternative futures funds, but that recent performance has improved. The Trustees concluded that the Fund’s absolute performance although disappointing was not uncommon for this asset class in the current economic environment but believes Dearborn has the knowledge and potential to deliver consistent performance as described in the Fund’s prospectus.

Fees and Expenses. The Trustees then evaluated the advisory fee and expense ratios of the Fund, noting that the advisory fee of 1.40% is lower than the peer group average and higher than the Morningstar category average, while still falling well within the high-low range of both data sets. The Trustees acknowledged that managed futures funds typically have relatively high advisory fees and expenses when compared to other mutual funds. The Trustees discussed the fee waiver arrangement in place, then noted that the Fund’s expense ratio of 1.99% was lower than the averages for the Fund’s peer group and Morningstar category. After considering all of these factors, the Trustees concluded that the advisory fee and overall expense ratio were reasonable.

Economies of Scale. The Trustees agreed with Dearborn’s assessment that the Fund’s current asset levels are not high enough to indicate Dearborn is benefiting from economies of scale. After discussion, it was the consensus of the Trustees that based on the current and anticipated size of the Fund, asset levels do not warrant breakpoints at this time, but Dearborn’s economies of scale would be revisited at the next renewal and as the size of the Fund materially increases and it was noted that Dearborn is willing to engage in those discussions.

Profitability. The Trustees considered the profits realized by Dearborn in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit with respect to the advisory services provided to the Fund. The Trustees also considered the benefits realized by Dearborn from other activities related to the Fund, and noted that Dearborn receives 12b-1 fees as potential reimbursement for distribution related expenses. The Trustees concluded that, based on the profitability information provided by Dearborn, Dearborn was not earning excessive profits from its relationship with the Fund.

Grant Park Funds

SUPPLEMENTAL INFORMATION (Continued) (Unaudited)

March 31, 2015

Conclusion. Having requested and received such information from Dearborn as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Trustees concluded that they were satisfied with the services provided by Dearborn, and that the advisory fee is reasonable and that renewal of the Advisory Agreement is in the best interests of the Trust and the shareholders of Grant Park Managed Futures Strategy Fund.

* Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depends on the product or service that you have with us. This information can include:
	•	Social Security number and wire transfer instructions
	•	account transactions and transaction history
	•	investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.
How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS? Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Northern Lights Fund Trust collect my personal information?	We collect your personal information, for example, when you

	•	open an account or deposit money
	•	direct us to buy securities or direct us to sell your securities
	•	seek advice about your investments
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only:
	•	sharing for affiliates’ everyday business purposes – information about your creditworthiness.
	•	affiliates from using your information to market to you.
	•	sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
	•	Northern Lights Fund Trust does not share with its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
	•	Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
	•	Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-855-501-4758 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file the complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-501-4758.

INVESTMENT ADVISOR
Dearborn Capital Management, LLC
555 W. Jackson Boulevard, Suite 600
Chicago, IL 60661

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 6/4/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 6/4/15

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer

Date 6/4/15